Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	3 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Dividends declared, per share	$ 0.60	$ 0.50	$ 0.50	$ 0.50	$ 2.10	$ 1.50	$ 1.00